Unaudited Interim Condensed Consolidated Statements of Comprehensive Income or Loss (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Profit or Loss [Abstract]
REVENUE	$ 32,268,479	$ 32,336,084	$ 73,426,381	$ 79,510,746	$ 80,671,081
Cost and expenses:
Cost of revenue	(15,431,883)	(15,464,900)	(37,283,631)	(46,179,969)	(43,929,982)
Advertising and marketing expenses	(7,943,201)	(9,132,194)	(17,329,527)	(21,618,803)	(16,244,958)
Technology costs	(1,001,177)	(1,738,671)	(3,013,238)	(7,427,086)	(9,522,437)
Employee benefit expenses	(7,908,085)	(8,054,174)	(16,190,244)	(24,150,614)	(24,931,493)
General, administrative and other operating expenses	(5,740,859)	(4,542,780)	(10,425,177)	(15,542,864)	(16,725,243)
Foreign exchange differences, net	(2,487,520)	3,922,990	4,818,410	(4,783,117)	656,605
Operating loss	(8,244,246)	(2,673,645)	(5,997,026)	(40,191,707)	(30,026,427)
Other income/(expenses):
Other income	384,966	323,249	649,480	2,091,957	877,514
Share-based payment on listing					(67,027,178)
Finance costs	(22,490)	(26,173)	(53,853)	(25,472)	(19,028,007)
Changes in fair value of financial instruments	(52,566)	157,698	262,829	446,811	(57,333,432)
LOSS BEFORE TAX	(7,934,336)	(2,218,871)	(5,138,570)	(37,678,411)	(172,537,530)
Income tax expenses	(12,457)	(14,515)	(40,405)	(108,928)	(62,983)
LOSS FOR THE PERIOD	(7,946,793)	(2,233,386)	(5,178,975)	(37,787,339)	(172,600,513)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	2,511,922	(3,818,542)	(4,943,869)	3,738,760	(820,391)
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Fair value loss on non-current financial asset	(71,000)		(56,000)
Remeasurement gains on defined benefit plan	11,040	39,564	73,931	11,731	(29,965)
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD, NET OF TAX	2,451,962	(3,778,978)	(4,925,938)	3,750,491	(850,356)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD, NET OF TAX	$ (5,494,831)	$ (6,012,364)	$ (10,104,913)	$ (34,036,848)	$ (173,450,869)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share)	$ (0.18)	$ (0.05)	$ (0.12)	$ (0.94)	$ (17.92)
Diluted (in Dollars per share)	$ (0.18)	$ (0.05)	$ (0.12)	$ (0.94)	$ (17.92)